Financial risk management (Details 5) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	$ 372,744	$ 241,202
Liabilities
Level 1 of fair value hierarchy [member] | Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Liabilities	131,490	130,632
Level 2 of fair value hierarchy [member] | Payment Plan CAMMESA [member]
IfrsStatementLineItems [Line Items]
Liabilities	131,490	130,632
Transferred Assets And In Custody [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	8,945	44,436
Transferred Assets And In Custody [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Negotiable Instruments [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	114,494	1,280
Negotiable Instruments [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Mutual funds [member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	248,857	178,653
Cash and cash equivalents	448	$ 16,833
Mutual funds [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets
Cash and cash equivalents